SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

In April 2023, the Company obtained two bank loans in the principal amount of RMB224,000 (approximately $33,000 when borrowed) and RMB96,000 (approximately $14,000 when borrowed) from Bank of Ningbo and WeBank, respectively. Both loans bear interest at 12.24% with the maturity date on April 7, 2025 and are guaranteed by Falan Zhou, a manager of subsidiaries.

NOTE 12 - SUBSEQUENT EVENTS

In February 2023, the Company obtained a revolving credit line in the principal amount of RMB465,000 (approximately $67,000 when borrowed) from China Construction Bank, which bears interest at 4.00%. The maturity date is on February 11, 2024.